Initial Public Offering (Details) - USD ($)		9 Months Ended	12 Months Ended
	Feb. 25, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 21, 2023
Initial Public Offering [Line Items]
Price per unit					$ 10.2
Gross proceeds				$ 575,000,000
Deferred underwriting commissions		$ 20,125,000	$ 20,125,000	$ 20,125,000
IPO [Member]
Initial Public Offering [Line Items]
Consummated units	57,500,000
Price per unit	$ 10
Gross proceeds	$ 575,000,000
Incurring offering costs	32,500,000
Deferred underwriting commissions	$ 20,100,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Consummated units	7,500,000
Class A ordinary shares [Member]
Initial Public Offering [Line Items]
Ordinary share, description	Each Unit consists of one Class A ordinary share and one-fourth of one redeemable	one vote for each share	one vote for each share
Exercise price per share		$ 18	$ 18
Class A ordinary shares [Member] | Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Consummated units	7,500,000
Public Warrants [Member]
Initial Public Offering [Line Items]
Exercise price per share		$ 11.5	$ 11.5
Public Warrants [Member] | Class A ordinary shares [Member]
Initial Public Offering [Line Items]
Purchase share		1	1
Exercise price per share		$ 11.5	$ 11.5